Share-based payments - Warrants (Details)	Nov. 23, 2020 $ / shares shares	Nov. 23, 2020 $ / shares shares
Share-based payments
Exercise price of warrants | (per share)	$ 12.50	$ 16.53
Number of warrants outstanding	151,800	151,800
Weighted average remaining contractual life (years)	3 years 3 months
Warrants term	5 years